STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5%
Alabama - 2.5%
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	6/1/2021	18,085,000	18,880,921
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	7/1/2022	9,125,000	9,720,589
				28,601,510
Arizona - 2.8%
Arizona, CP, Refunding, Ser. A	5.00	10/1/2022	8,000,000	8,890,400
Arizona, CP, Refunding, Ser. A	5.00	10/1/2021	9,000,000	9,699,210
Arizona, CP, Refunding, Ser. A	5.00	10/1/2020	2,500,000	2,608,500
Chandler Industrial Development Authority, Revenue Bonds	5.00	6/1/2049	7,000,000	[a] 8,010,940
Coconino County Pollution Control, Revenue Bonds, Refunding, Ser. B	1.60	5/21/2020	1,100,000	1,098,119
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2021	725,000	779,353
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2020	750,000	781,680
				31,868,202
California - 1.4%
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. B	2.25	4/1/2022	7,500,000	7,608,600
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding, Ser. A	2.07	4/1/2022	5,000,000	[b] 4,989,450
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2020	3,000,000	3,101,460
				15,699,510
Colorado - 2.0%
Adams County Housing Authority, Revenue Bonds (Baker School Apartment Project)	1.50	11/1/2019	4,840,000	4,839,952
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding, Ser. B	5.00	4/1/2020	910,000	933,414

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Colorado - 2.0% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. B-3	1.88	11/6/2019	5,000,000	4,997,750
Colorado Hospital Authority University, Revenue Bonds	4.00	3/1/2020	4,000,000	4,022,160
Colorado Housing & Finance Authority, Revenue Bonds (S Range Crossings Project)	2.15	1/1/2020	3,000,000	3,006,360
Denver City & County , GO, Refunding, Ser. B	5.00	8/1/2021	4,140,000	4,460,229
				22,259,865
Connecticut - 3.0%
Connecticut, GO, Refunding, Ser. F	5.00	9/15/2020	1,200,000	1,252,572
Connecticut, GO, Ser. A	5.00	4/15/2023	3,075,000	3,456,946
Connecticut, Revenue Bonds, Ser. A	5.00	1/1/2021	5,000,000	5,267,300
Connecticut, Revenue Bonds, Ser. A	5.00	1/1/2022	5,000,000	5,430,350
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A-2	5.00	7/1/2022	11,960,000	13,231,468
Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. C-2	5.00	2/1/2023	5,000,000	5,620,050
				34,258,686
Florida - 4.6%
Citizens Property Insurance Corporation, Revenue Bonds, Ser. A-1	5.00	6/1/2021	5,200,000	5,565,352
Citizens Property Insurance Corporation, Revenue Bonds, Ser. A-1	5.00	6/1/2020	9,400,000	9,732,102
Florida, GO, Refunding, Ser. D	5.00	6/1/2023	1,031,000	1,104,098
Florida Lottery, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2021	12,575,000	13,497,628
Hillsborough County School Board, CP, Refunding	5.00	7/1/2021	7,000,000	7,506,100
Orange County Health Facilities Authority, Revenue Bonds, Refunding	5.00	10/1/2021	3,890,000	4,180,116

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Florida - 4.6% (continued)
Orlando Utilities Commission, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2020	2,000,000	2,091,460
Palm Beach County Airport System, Revenue Bonds, Refunding	5.00	10/1/2022	710,000	785,253
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding	4.00	11/15/2020	2,000,000	2,069,140
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding	4.00	11/15/2019	2,000,000	2,022,000
Palm Beach County School Board, CP, Refunding, Ser. A	5.00	8/1/2022	1,875,000	2,077,650
Palm Beach County School Board, CP, Refunding, Ser. A	5.00	8/1/2021	1,525,000	1,639,238
				52,270,137
Georgia - 2.2%
Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.35	12/11/2020	5,000,000	5,023,050
Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	8,000,000	8,042,880
Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	5,000,000	5,028,700
DeKalb County School District, GO	4.00	10/1/2021	4,045,000	4,286,365
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2022	1,000,000	1,082,140
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2021	700,000	739,648
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2020	500,000	514,525
				24,717,308
Illinois - 7.7%
Chicago, Revenue Bonds, Refunding	5.00	11/1/2019	2,500,000	2,533,275
Chicago, Revenue Bonds, Refunding	5.00	11/1/2019	3,250,000	3,293,257
Chicago Board of Education, GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	12/1/2019	2,020,000	2,048,704

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Illinois - 7.7% (continued)
Chicago Board of Education, GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.25	12/1/2020	1,175,000		1,228,721
Chicago Board of Education, GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.25	12/1/2020	1,275,000		1,333,293
Cook County, GO, Refunding	5.00	11/15/2020	890,000		932,320
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. C	5.00	12/1/2020	5,000,000		5,245,800
Illinois, GO	5.00	4/1/2020	1,865,000		1,911,905
Illinois, GO, Refunding, Ser. A	5.00	10/1/2020	3,000,000		3,120,240
Illinois, GO, Ser. A	5.00	4/1/2020	4,515,000		4,628,552
Illinois, GO, Ser. D	5.00	11/1/2021	5,000,000		5,349,200
Illinois, GO, Ser. D	5.00	11/1/2020	17,000,000		17,723,860
Illinois, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.)	5.75	6/15/2020	1,615,000		1,676,289
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	2/15/2020	12,505,000	[c]	12,897,032
Illinois Finance Authority, Revenue Bonds, Ser. B	5.00	12/15/2022	10,680,000		11,909,695
Illinois Housing Development Authority, Revenue Bonds (Insured; Government National Mortgage Association Collateral)	1.90	10/1/2021	5,000,000		5,020,050
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	5,000,000		5,457,750
				86,309,943
Indiana - 1.9%
Center Grove Multi-Facility School Building Corporation, BAN	2.50	12/15/2020	2,200,000		2,217,358
Hammond Multi-School Building Corporation, Revenue Bonds, Refunding	4.00	1/15/2021	660,000		684,163

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Indiana - 1.9% (continued)
Hammond Multi-School Building Corporation, Revenue Bonds, Refunding	4.00	1/15/2020	940,000	953,423
Indiana Health Facility Financing Authority, Revenue Bonds, Ser. A-1	2.80	8/1/2019	1,395,000	1,397,762
Whiting, Revenue Bonds	1.85	10/1/2019	10,000,000	10,006,300
Whiting, Revenue Bonds	5.00	11/1/2022	6,000,000	6,614,400
				21,873,406
Kentucky - 2.3%
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project Number 112) Ser. B	5.00	11/1/2020	10,000,000	10,485,800
Louisville & Jefferson County Metropolitan Government, Revenue Bonds, Refunding	1.85	4/1/2021	13,500,000	13,565,205
Louisville & Jefferson County Metropolitan Government, Revenue Bonds, Refunding	2.55	5/3/2021	1,500,000	1,527,315
				25,578,320
Louisiana - .2%
Louisiana Housing Corporation, Revenue Bonds (The Meadows At Nicholson Project)	1.83	11/1/2019	2,000,000	2,001,680
Maryland - 1.5%
Cecil County, GO, Refunding	5.00	8/1/2022	2,185,000	2,425,459
Maryland, GO, Refunding, Ser. B	5.00	8/1/2022	10,000,000	11,110,300
Washington Suburban Sanitary Commission, GO	5.00	6/1/2021	3,605,000	3,860,486
				17,396,245
Massachusetts - 2.2%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2022	550,000	601,508
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2021	3,010,000	3,227,623
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2021	575,000	612,548

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Massachusetts - 2.2% (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue J)	5.00	7/1/2022	3,000,000	3,283,800
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue K) Ser. A	4.00	7/1/2021	1,000,000	1,045,230
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue K) Ser. A	4.00	7/1/2020	375,000	384,101
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue L) Ser. B	5.00	7/1/2021	1,150,000	1,225,337
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding (Issue L) Ser. B	5.00	7/1/2022	2,000,000	2,189,200
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.00	7/1/2019	1,000,000	1,002,510
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Ser. A	1.85	4/1/2022	5,000,000	5,044,000
Massachusetts Transportation Trust Fund Metropolitan Highway, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	5,000,000	5,584,400
				24,200,257
Michigan - 1.8%
Detroit Downtown Development Authority, Tax Increment Revenue Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2021	500,000	531,490
Detroit Downtown Development Authority, Tax Increment Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2021	1,000,000	1,062,980
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2020	17,325,000	17,372,817
Michigan Strategic Fund, Revenue Bonds, Refunding, Ser. CC	1.45	9/1/2021	1,000,000	988,610
				19,955,897

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Minnesota - .2%
Rochester Independent School District No 535, CP (Insured; State Credit Enhancement Program) Ser. B	5.00	2/1/2022	1,560,000		1,704,019
Mississippi - .8%
Mississippi, GO, Refunding, Ser. B, 1 Month LIBOR x .67 +.33%	2.00	9/1/2020	5,490,000	[b]	5,490,823
Mississippi Business Finance Corporation, Revenue Bonds (Liquidity Agreement; National Rural Utility Finance)	1.90	5/1/2037	3,348,000	[a]	3,350,678
				8,841,501
Missouri - .7%
Missouri Public Utilities Commission, Revenue Bonds	2.13	11/1/2019	8,250,000		8,252,310
Montana - .2%
Montana Board of Investments, Revenue Bonds, Refunding	1.87	3/1/2028	2,000,000	[a]	2,002,180
Nebraska - .2%
Central Plains Energy Project, Revenue Bonds, Refunding (Liquidity Facility; Royal Bank of Canada)	5.00	12/1/2019	1,975,000		2,006,580
Nevada - 3.4%
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A-1	4.00	7/1/2019	3,000,000		3,005,160
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A-1	5.00	7/1/2020	3,010,000		3,113,695
Clark County Pollution Control, Revenue Bonds, Refunding	1.60	5/21/2020	3,000,000		2,994,870
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2022	8,220,000		9,061,153
Clark County School District, GO, Refunding, Ser. D	5.00	6/15/2021	3,000,000		3,206,700
Las Vegas Valley Water District, GO, Refunding, Ser. C	5.00	6/1/2022	4,000,000		4,281,960
Washoe County, Revenue Bonds, Refunding	2.05	4/15/2022	7,500,000		7,537,575
Washoe County, Revenue Bonds, Refunding, Ser. A	1.50	6/3/2019	5,500,000		5,500,000
				38,701,113

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New Jersey - 4.7%
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2021	1,000,000	1,061,270
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2020	4,500,000	4,644,450
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2023	1,500,000	1,627,560
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; AMBAC) Ser. K	5.50	12/15/2019	750,000	765,225
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. 2	2.45	11/1/2019	2,350,000	2,355,006
New Jersey Sports & Exposition Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2019	1,000,000	1,005,000
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2020	4,000,000	4,124,040
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2021	5,000,000	5,301,100
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding (Insured; AMBAC) Ser. B	5.25	12/15/2022	5,000,000	5,560,150
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2021	3,400,000	3,611,038
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2022	10,000,000	10,895,900
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2019	1,000,000	1,001,040
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.25	12/15/2021	10,000,000	10,838,000
				52,789,779
New Mexico - 1.8%
New Mexico, GO, Refunding, Ser. B	5.00	3/1/2022	14,365,000	15,751,797
New Mexico Finance Authority, Revenue Bonds, Ser. C	5.00	6/1/2022	4,200,000	4,493,496
				20,245,293

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New York - 9.1%
Metropolitan Transportation Authority, BAN, Ser. A	5.00	3/1/2022	10,000,000		10,962,600
Metropolitan Transportation Authority, BAN, Ser. B-1A	5.00	5/15/2020	10,000,000		10,322,100
Metropolitan Transportation Authority, BAN, Ser. C-1	5.00	9/1/2020	10,000,000		10,419,900
Metropolitan Transportation Authority, Revenue Bonds, Ser. B-4	5.00	11/15/2019	7,500,000		7,610,700
New York City, GO, Refunding, Ser. C	5.00	8/1/2022	3,840,000		3,861,888
New York City Housing Development Corporation, Revenue Bonds, Ser. B-2	5.00	7/1/2023	4,100,000		4,621,848
New York City Housing Development Corporation, Revenue Bonds, Ser. C-2	1.70	7/1/2021	10,000,000		10,006,800
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; National Public Finance Guarantee Corp.)	2.71	3/1/2023	2,000,000	[d]	2,051,320
New York City Transitional Finance Authority , Revenue Bonds	4.44	8/1/2021	8,870,000		9,294,873
New York Housing Finance Authority, Revenue Bonds (Green Bonds) (Insured; SONYMA/GNMA/FNMA/FHLMC) Ser. K	1.50	5/1/2021	5,000,000		4,985,200
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	10/1/2022	3,500,000		3,906,315
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.55	11/1/2022	2,000,000		2,019,340
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.65	5/1/2023	2,000,000		2,031,180
New York State Housing Finance Agency, Revenue Bonds, Refunding (Insured; State of New York Mortgage Agency) Ser. F	1.80	5/1/2020	3,000,000		3,000,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New York - 9.1% (continued)
New York State Housing Finance Agency, Revenue Bonds, Ser. J	2.50	5/1/2022	1,500,000		1,510,875
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. B, SOFRRATE x .67 +.43%	2.04	9/26/2019	2,650,000	[b]	2,651,219
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. D, SOFRRATE x .67 +.50%	2.11	10/1/2020	5,000,000	[b]	5,003,800
TSASC, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2019	3,000,000		3,000,000
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2022	2,790,000		3,042,941
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2020	2,500,000		2,579,025
				102,882,224
North Carolina - .1%
North Carolina Eastern Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity) Ser. B	6.00	1/1/2022	1,250,000		1,391,875
Ohio - 2.1%
Allen County Hospital Facilities, Revenue Bonds (Mercy Health Project) Ser. B	5.00	5/5/2022	3,000,000		3,285,270
American Municipal Power, Revenue Bonds (AMP Fremont Energy Center Project) Ser. B	5.25	2/15/2022	5,040,000	[c]	5,539,061
American Municipal Power, Revenue Bonds (Combined Hydroelectric Project) Ser. A	2.25	8/15/2021	2,500,000		2,520,525
Columbus, GO, Ser. A	4.00	2/15/2021	4,165,000		4,346,636
Miami University, Revenue Bonds, Refunding	5.00	9/1/2022	1,590,000		1,713,590
Ohio, GO, Ser. A	5.00	2/1/2022	1,860,000		2,033,240
Ohio, Revenue Bonds, Ser. A	5.00	4/1/2021	1,035,000		1,101,882
Ohio Housing Finance Agency, Revenue Bonds	1.75	6/1/2021	3,150,000		3,154,252
				23,694,456

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Oregon - .4%
Gilliam County, Revenue Bonds, Ser. A	2.40	5/2/2022	2,375,000		2,383,550
Gilliam County, Revenue Bonds, Ser. A	2.40	5/2/2022	2,500,000		2,509,300
				4,892,850
Pennsylvania - 10.0%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/15/2022	1,500,000		1,655,115
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/15/2023	2,200,000		2,494,712
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/15/2020	2,850,000		2,961,036
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/15/2021	2,500,000		2,680,250
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2022	3,000,000		3,290,280
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2020	3,250,000		3,360,890
Dauphin County General Authority, Revenue Bonds, Refunding	6.00	6/1/2029	6,520,000		6,540,212
Delaware River Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2021	4,000,000		4,218,360
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (AICUP Financing Program - Gwynedd Mercy University Project)	4.00	5/1/2022	1,000,000		1,046,620
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Gwynedd Mercy University Project)	3.00	5/1/2021	1,100,000		1,113,662
Pennsylvania, GO	5.00	4/1/2023	12,040,000	[c]	13,648,544
Pennsylvania, GO, Refunding	5.00	1/15/2021	5,000,000		5,286,200
Pennsylvania, GO, Refunding	5.00	1/1/2021	5,000,000		5,279,400
Pennsylvania, GO, Refunding	5.00	8/15/2022	9,000,000		9,972,270
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.00	12/31/2019	2,000,000		2,032,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 10.0% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.00	6/30/2019	2,550,000		2,555,228
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.00	6/30/2020	2,640,000		2,718,118
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Inc. Project) Ser. A	1.70	8/3/2020	3,000,000		2,997,600
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management, Inc. Project)	2.25	7/1/2019	15,000,000		15,005,850
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2020	3,720,000		3,730,044
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds	6.00	10/1/2021	2,000,000	[c]	2,205,320
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds	5.00	10/1/2022	1,000,000	[c]	1,113,090
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding	3.40	4/1/2020	755,000		759,319
Philadelphia School District, GO, Refunding, Ser. D	5.00	9/1/2020	6,000,000		6,237,540
Philadelphia School District, GO, Ser. A	5.00	9/1/2020	500,000		519,795
Philadelphia School District, GO, Ser. A	5.00	9/1/2019	700,000		705,474
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	1/1/2020	6,150,000		6,274,845
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. C, 1 Month LIBOR x .7 +.64%	2.39	12/1/2020	2,500,000	[b]	2,501,575
				112,904,169
Rhode Island - .1%
Rhode Island Health & Educational Building Corporation, Revenue Bonds, Refunding	5.00	5/15/2020	1,500,000		1,543,425
Tennessee - .9%
Greeneville Health & Educational Facilities Board, Revenue Bonds, Refunding	5.00	7/1/2020	2,000,000		2,069,980

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Tennessee - .9% (continued)
Greeneville Health & Educational Facilities Board, Revenue Bonds, Refunding	5.00	7/1/2019	1,720,000		1,724,283
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Clear Springs Apartments Project)	1.80	5/1/2021	1,000,000		1,002,090
Metropolitan Government of Nashville & Davidson County , Revenue Bonds	1.55	11/3/2020	5,000,000		5,001,350
				9,797,703
Texas - 19.2%
Alamo Heights Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	3.00	2/1/2021	1,500,000		1,535,955
Austin, Revenue Bonds, Refunding	5.00	11/15/2022	2,000,000		2,219,400
Austin, Revenue Bonds, Refunding	5.00	11/15/2023	3,000,000		3,416,220
Austin, Revenue Bonds, Refunding	5.00	11/15/2020	2,500,000		2,622,575
Austin, Revenue Bonds, Refunding	5.00	11/15/2021	2,500,000		2,698,525
Bexar County , GO, Ser. B	5.00	6/15/2023	1,000,000	[c]	1,138,070
Brownsville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2022	2,875,000		3,141,771
Central Texas Regional Mobility Authority, BAN	4.00	1/1/2022	4,000,000		4,169,600
Cypress-Fairbanks Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B-2	1.40	8/17/2020	4,125,000		4,118,606
Cypress-Fairbanks Independent School District, GO (Insured; Texas Permanent School Fund Guarantee Program) Ser. A-3	3.00	8/17/2020	10,000,000		10,174,400
Dallas Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B-5	5.00	2/15/2021	3,000,000		3,173,670

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Texas - 19.2% (continued)
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	1.95	8/1/2022	1,000,000		1,008,760
Garland, GO, Refunding	5.00	2/15/2022	1,750,000		1,914,343
Garland, GO, Refunding	5.00	2/15/2020	1,105,000		1,132,636
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.75	8/1/2022	5,000,000		5,163,250
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2022	6,500,000		7,226,895
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. C	2.06	8/1/2021	5,000,000	[b]	4,990,900
Houston Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A-1B	2.20	6/1/2020	6,270,000		6,306,241
Houston Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A-2	2.25	6/1/2022	3,500,000		3,566,115
Houston Independent School District, GO (Insured; Texas Permanent School Fund Guarantee Program) Ser. A-2	3.00	6/1/2019	1,265,000		1,265,000
Houston University, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2022	15,530,000		16,988,422
Katy Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2021	2,070,000		2,194,883
Lamar Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	1.95	8/17/2020	3,750,000		3,768,675
Lewisville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2021	12,700,000		13,679,551

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Texas - 19.2% (continued)
Mansfield Independent School District, GO (Insured; Texas Permanent School Fund Guarantee Program)	2.50	8/1/2021	3,500,000		3,559,010
Matagorda County Navigation District No. 1, Revenue Bonds, Refunding	1.75	9/1/2020	5,000,000		4,969,500
New Caney Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	3.00	8/15/2021	6,000,000		6,163,320
North Texas Tollway Authority, Revenue Bonds, Ser. D	5.00	9/1/2021	10,000,000	[c]	10,770,800
North Texas Tollway Authority, Revenue Bonds, Ser. D	5.00	9/1/2021	22,540,000	[c]	24,277,383
Northside Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.00	6/1/2021	5,000,000		5,029,550
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	9,725,000		10,038,242
Port of Port Arthur Navigation District, Revenue Bonds	1.90	10/3/2019	5,000,000	[e]	5,000,650
Round Rock Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	1.50	8/1/2021	7,170,000		7,139,599
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	2.75	12/1/2022	2,250,000		2,317,410
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. B	2.00	12/1/2021	5,000,000		5,023,500
Socorro Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2021	10,000,000	[c]	10,755,700
Tarrant County Health Facilities Development Corporation, Revenue Bonds, Ser. A	5.00	12/1/2033	1,010,000		1,025,544
Texas, GO, Refunding, Ser. B-3	5.00	8/1/2022	7,500,000		8,332,725
Travis County, GO, Refunding	5.00	3/1/2023	3,900,000		4,274,322
				216,291,718

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
U.S. Related - .1%
Puerto Rico Highways & Transportation Authority, Revenue Bonds, Ser. K	5.00	12/31/2049	2,885,000	[f]	966,475
Virginia - 4.4%
Charles City County Economic Development Authority, Revenue Bonds	2.40	5/2/2022	1,750,000		1,756,545
Fairfax County Industrial Development Authority, Revenue Bonds, Refunding, Ser. B-1	5.00	5/15/2021	3,900,000		4,154,748
Gloucester County Economic Development Authority, Revenue Bonds, Ser. A	2.40	5/2/2022	1,500,000		1,505,580
King George County Economic Development Authority, Revenue Bonds, Ser. A	2.50	6/1/2023	2,000,000	[a]	2,015,240
Loudoun County Economic Development Authority, Revenue Bonds (Insured; Government National Mortgage Association Collateral)	1.84	12/1/2019	14,500,000		14,515,515
Sussex County Industrial Development Authority, Revenue Bonds, Ser. A	2.40	5/2/2022	1,750,000		1,756,983
Virginia College Building Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2021	13,065,000		14,098,572
Virginia Commonwealth Transportation Board, Revenue Bonds (Capital Projects)	5.00	5/15/2021	2,600,000	[c]	2,779,686
Virginia Peninsula Ports Authority , Revenue Bonds, Refunding (Dominion Terminal Association Project)	1.55	10/1/2019	2,750,000		2,746,535
Virginia Public Building Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2023	3,320,000		3,798,113
				49,127,517
Washington - 1.7%
King County, GO, Refunding	5.00	12/1/2022	2,675,000		3,001,083
King County School District No 405 Bellevue, GO (Insured; School Board Guaranty)	5.00	12/1/2022	4,085,000		4,582,961
Washington, GO, Ser. D	5.00	2/1/2024	660,000		722,020
Washington University, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	2,260,000		2,499,537

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Washington - 1.7% (continued)
Washington University, Revenue Bonds, Ser. A	5.00	5/1/2022	7,575,000	8,180,318
				18,985,919
West Virginia - .2%
West Virginia Economic Development Authority, Revenue Bonds (Appalachian Power Company - Amos Project) Ser. A	1.70	9/1/2020	2,500,000	2,492,650
Wisconsin - 2.1%
Howard, NAN	4.00	12/1/2022	5,000,000	5,239,650
Washoe County, GO, Ser. A	3.00	4/1/2023	1,400,000	1,477,448
Wisconsin, GO, Refunding, Ser. 2	5.00	5/1/2024	8,050,000	8,870,617
Wisconsin, GO, Ser. A	5.00	5/1/2022	6,300,000	[c] 6,944,049
Wisconsin, GO, Ser. B	5.00	5/1/2022	580,000	[c] 639,293
				23,171,057
Total Long-Term Municipal Investments (cost $1,104,097,112)			1,109,675,779

Short-Term Municipal Investments - 3.3%
Arizona - .1%
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2019	1,000,000	1,008,450
Florida - .3%
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2019	3,630,000	3,672,507
Massachusetts - .6%
Danvers, BAN, Refunding	3.00	8/16/2019	3,000,000	3,009,270
Freetown, BAN	3.25	1/16/2020	4,000,000	4,044,200
				7,053,470
New York - 1.8%
Binghamton City School District, BAN, Refunding	3.50	11/15/2019	7,500,000	7,567,275
Greater Southern Tier Board of Cooperative Educational Services District, RAN	3.25	6/28/2019	5,000,000	5,004,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - 3.3% (continued)
New York - 1.8% (continued)
Queensbury Union Free School District, BAN, Refunding	3.00	7/12/2019	7,500,000	7,511,175
				20,083,000
Wisconsin - .5%
DeForest Area School District/WI, BAN	3.00	12/18/2019	5,000,000	5,010,850
Total Short-Term Municipal Investments (cost $36,775,261)			36,828,277
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - 1.4%
U.S. Government Securities
U.S. Treasury Bills	2.41	4/23/2020	10,000,000	[g] 9,802,848
U.S. Treasury Bills	2.41	8/22/2019	6,500,000	[g] 6,466,922
Total Short-Term Investments (cost $16,253,422)			16,269,770
Total Investments (cost $1,157,125,795)			103.2%	1,162,773,826
Liabilities, Less Cash and Receivables			(3.2%)	(35,776,586)
Net Assets			100.0%	1,126,997,240

LIBOR—London Interbank Offered Rate

SOFRRATE—United States Secured Overnight Financing Rate

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Variable rate security—rate shown is the interest rate in effect at period end.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $5,000,650 or .44% of net assets.

f Non-income producing—security in default.

g Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds†	−	1,162,773,826	−	1,162,773,826

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2019, accumulated net unrealized appreciation on investments was $5,648,031, consisting of $7,828,669 gross unrealized appreciation and $2,180,638 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.